Income taxes- Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 3,338	$ 3,921
Additions for tax positions of prior years	114
Lapse of statutes of limitations	(989)	(603)
Foreign currency impact	29	20
Unrecognized Tax Benefits	$ 3,338	$ 3,921	$ 2,500	$ 2,492